CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 12,295	$ 11,717
Restricted deposits	1,050	1,480
Short-term bank deposits	68,765	60,720
Available-for-sale marketable securities	4,293	11,531
Trade receivables, net (net of allowance for credit losses of $ 2,908 and $ 2,398 on December 31, 2022 and 2021, respectively)	44,167	30,829
Other receivables and prepaid expenses	7,985	8,490
Inventories	13,262	11,092
Total current assets	151,817	135,859
NON-CURRENT ASSETS:
Long-term bank deposits	0	215
Severance pay fund	371	407
Operating lease right-of-use assets	5,387	8,513
Trade receivables, net	4,934	6,643
Other assets	864	1,639
Property and equipment, net	14,236	15,000
Intangible assets, net	3,511	3,455
Goodwill	31,833	31,683
Total non-current assets	61,136	67,555
Total assets	212,953	203,414
CURRENT LIABILITIES:
Trade payables	11,661	3,940
Employees and payroll accruals	14,149	14,636
Deferred revenues	20,825	22,138
Short-term operating lease liabilities	2,542	2,785
Other payables and accrued expenses	11,424	11,614
Total current liabilities	60,601	55,113
LONG-TERM LIABILITIES:
Deferred revenues	7,285	15,942
Long-term operating lease liabilities	2,579	5,467
Accrued severance pay	940	884
Convertible debt	39,575	0
Total long-term liabilities	50,379	22,293
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2022 and 2021; Issued: 38,186,043 and 37,307,480 shares at December 31, 2022 and 2021, respectively; Outstanding: 37,370,043 and 36,491,480 shares at December 31, 2022 and 2021, respectively	954	929
Additional paid-in capital	303,298	293,803
Treasury share at cost - 816,000 shares at December 31, 2022 and 2021.	(3,998)	(3,998)
Accumulated other comprehensive income	(1,254)	271
Accumulated deficit	(197,027)	(164,997)
Total shareholders' equity	101,973	126,008
Total liabilities and shareholders' equity	$ 212,953	$ 203,414